Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	December 31, 2024	December 31, 2025
	RMB	RMB
Professional service fees	8,562	12,022
Refund liabilities	7,792	5,801
Payables to third-party financial institutions (i)	5,000	-
Accrued expenses	1,586	549
Others	2,308	834
Total	25,248	19,206

(i)	On November 13, 2024, the Group entered into a factoring agreement with a third-party financial institution, whereby the financial institution lent RMB5.0 million after the Group factored its accounts receivable to the financial institution. The interest is payable on a monthly basis and the principal is due upon maturity on April 13, 2025. The Group’s consolidated statements of cash flows has reflected a financing cash inflow related to this affected payables balance in “Cash receipt of the debt proceeds”. On April 10, 2025, the Group has entered into a supplemental agreement to extend the maturity of the principal balance of RMB5.0 million to August 30, 2025. As of December 31, 2025, the Group had repaid all principal and interest in full.